As filed with the Securities and Exchange Commission on February 8, 2021

Securities Act File No. 333-_______

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. / /

Leader Funds Trust
(Exact Name of Registrant as Specified in Charter)

315 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660
(Address of Principal Executive Offices) (Zip Code)

503-294-1010
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With Copy To:

Bo J. Howell Strauss Troy Co., LPA 150 East 4th Street, 4th Floor Cincinnati, Ohio 45202-4018	Richard Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

Title of securities being registered: Shares of series of the Registrant: Leader Total Return Fund

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The information in this combined information statement and prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This combined information statement and prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

COMBINED INFORMATION STATEMENT AND PROSPECTUS

For the Reorganization of

Leader High Quality Low Duration Bond Fund

Institutional Shares (Ticker: LFIFX)

Investor Shares (Ticker: LFVFX)

315 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660

(800) 711-9164

into the

Leader Total Return Fund

Institutional Shares (Ticker: LCTIX)

Investor Shares (Ticker: LCTRX)

315 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660

(800) 711-9164

Each a series of Leader Funds Trust

February __, 2021

LEADER HIGH QUALITY LOW DURATION BOND FUND

A SERIES OF LEADER FUNDS TRUST

315 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660

February __, 2021

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Leader Funds Trust (the “Trust”), we are sending this information to you because you are a shareholder of the Leader High Quality Low Duration Bond Fund (the “Target Fund”), one of a series of the Trust.

Leader Capital Corp. (the “Adviser”), the investment adviser to the Target Fund, has recommended, and the Board has approved, the reorganization (the “Reorganization”) of the Target Fund into the Leader Total Return Fund (the “Destination Fund”) as being in the best interests of the shareholders of the Target Fund and the Destination Fund. The Target Fund and the Destination Fund are separate series of the Trust. The Target Fund and the Destination Fund are sometimes each referred to separately as a “Fund,” and together as the “Funds.” The series surviving the Reorganization, the Destination Fund, will be referred to herein as the “Combined Fund.”

While the Funds’ investment objectives, principal investment strategies and investment policies are similar, there are differences between the two, as further described in the enclosed combined information statement and prospectus (the “Information Statement/Prospectus”). While the Target Fund primarily invests in high-quality, low-duration debt securities, and the Destination Fund primarily invests in domestic and foreign fixed-income securities of various maturities and credit qualities, the Adviser views the Funds as compatible because the Target Fund and the Destination Fund both pursue similar investment objectives focused on generating income and capital appreciation.

At a meeting of the Board held on January 29, 2021, the Board approved the Reorganization. The Board considered, among other things, that (1) the Target Fund has a similar investment objective to that of the Destination Fund; (2) the same portfolio manager that currently manages each Fund will manage the Combined Fund following the closing of the Reorganization; (3) the Combined Fund has better prospects for growth than the Target Fund; (4) the larger combined asset base resulting from the Reorganization will offer the potential for greater operating efficiencies and economies of scale in the Combined Fund, including the potential for lower expense ratios, the ability to effect larger portfolio transactions, and the ability to spread fixed costs over a larger asset base; (5) the Adviser anticipates enhanced return opportunities will exist for investors in the Combined Fund as a result of the highly unusual pandemic market environment; and (6) the Reorganization will allow Target Fund shareholders to remain invested without the potential for incurring any federal tax liability. A discussion of the factors considered by the Board in approving the Reorganization is set forth in the Information Statement/Prospectus.

On or around the date the Reorganization is completed, you will become a shareholder of the Destination Fund. The Agreement and Plan of Reorganization provides that the Target Fund will transfer all its assets and liabilities to the Destination Fund. In exchange for the transfer of these assets and liabilities, the Destination Fund will simultaneously issue shares to the Target Fund in an amount equal in value to the net asset value of the Target Fund’s shares as of the close of business on the business day the foregoing transfers are made. These transfers are expected to occur on or about April 30, 2021 (the “Closing Date”). Immediately after the close of business on the Closing Date, the Target Fund will make a liquidating distribution to its shareholders of the Destination Fund shares received, so that a holder of shares in the Target Fund on the Closing Date will receive a number of shares of the Destination Fund with the same aggregate value as the value of the shares the shareholder had in the Target Fund immediately before the Reorganization. As a result of the Reorganization, you will receive shares (including fractional shares, if any) of the class in the Destination Fund with the same aggregate net asset value as the shares of the same class of the Target Fund you own immediately prior to the Reorganization.

Following the Reorganization, the Target Fund will be terminated and cease operations as a separate series of the Trust. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.

We ask that you review the Information Statement/Prospectus provided to you carefully and retain it for future reference. Please note that the Reorganization does not require your approval, and you are not being asked to vote.

We appreciate your continued support.

Sincerely,

/s/

John E. Lekas
President

INFORMATION STATEMENT/PROSPECTUS
February __, 2021

Provided to Shareholders
of the Leader High Quality Low Duration Bond Fund

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of Beneficial Interest of:

Leader High Quality Low Duration Bond Fund

INSTITUTIONAL SHARES (Ticker: LFIFX)

INVESTOR SHARES (Ticker: LFVFX)

(a series of Leader Funds Trust)

315 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660

(800) 711-9164

Leader Total Return Fund INSTITUTIONAL SHARES (Ticker: LCTIX) INVESTOR SHARES (Ticker: LCTRX) (a series of Leader Funds Trust) 315 W. Mill Plain Blvd. Suite 204 Vancouver, WA 98660 (800) 711-9164

(each an open-end investment company)

WE ARE NOT ASKING YOU FOR A PROXY

AND YOU ARE REQUESTED NOT TO SEND US A PROXY

The Information Statement/Prospectus contains important information about the Reorganization described herein. Please read it carefully and keep it for future reference.

An investment in either the Leader High Quality Low Duration Bond Fund or the Leader Total Return Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in either of the Funds.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMIEND THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about the Leader High Quality Low Duration Bond Fund (the “Target Fund”) and the Leader Total Return Fund (the “Destination Fund”) (collectively, the “Funds”), please write or call for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information. More information about the Funds is available at the Funds’ website at https://www.leadercapital.com/.

Target Fund or Destination Fund

By Phone:	(800) 711-9164

By Mail:	Leader Funds Trust c/o Gemini Fund Services, LLC 4221 North 203rd Street Suite 100 Elkhorn, Nebraska 68022

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into this Information Statement/Prospectus:

1.	The Statement of Additional Information dated February ___, 2021 relating to this Information Statement/Prospectus
2.	The Prospectus and Statement of Additional Information dated October 1, 2020, each as supplemented from time to time, for the Target Fund and the Destination Fund
3.	The Semi-Annual Report for the six months ended November 30, 2020 for the Target Fund and the Destination Fund
4.	The Annual Report for the fiscal year ended May 31, 2020 for the Target Fund and the Destination Fund

These documents are on file with the SEC and available through its website at http://www.sec.gov (File Nos. 333-229484; 811-23419). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information with the SEC.

This Information Statement/Prospectus will be mailed on or about March __, 2021 to shareholders of record of the Target Fund as of February 3, 2021 (the “Record Date”).

TABLE OF CONTENTS

Questions and Answers	[ ]

Summary of the Proposal	[ ]

Proposal – Approval of the Reorganization	[ ]
Introduction	[ ]
Comparison of the Funds’ Investment Objective(s) and Principal Investment Strategies	[ ]
Comparison of the Funds’ Fees and Expenses	[ ]
Portfolio Turnover	[ ]
Federal Tax Consequences	[ ]

Comparison of the Target Fund and the Destination Fund	[ ]
Comparison of the Funds’ Principal Investment Risks	[ ]
Comparison of the Funds’ Performance	[ ]
Management of the Funds	[ ]
Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements	[ ]
Comparison of Purchase, Redemption and Exchange Policies and Procedures	[ ]

Consolidated Financial Highlights	[ ]

Information Relating to the Reorganization	[ ]
Description of the Reorganization	[ ]
Terms of the Reorganization	[ ]
Reasons for the Reorganization	[ ]
Federal Income Taxes	[ ]
Fundamental and Non-Fundamental Investment Policies of the Funds
Expenses of the Reorganization	[ ]
Continuation of Shareholder Accounts and Plans; Share Certificates	[ ]
Legal Matters	[ ]
Experts	[ ]
Board Recommendation	[ ]
Shareholder Vote Not Required	[ ]

Other Information	[ ]
Capitalization	[ ]

General Information About the Information Statement/Prospectus	[ ]
Annual and Semi-Annual Reports	[ ]
Outstanding Shares	[ ]
Beneficial Ownership	[ ]

Appendix A: Form of Agreement and Plan of Reorganization	A-1

Appendix B: Additional Information Regarding the Destination Fund	B-1

Appendix C: Financial Highlights of the Funds	C-1

Appendix D: Beneficial Ownership	D-1

QUESTIONS AND ANSWERS

We recommend that you read the complete Information Statement/Prospectus. The following Questions and Answers provide an overview of the key features of the reorganization (the “Reorganization”) of the Leader High Quality Low Duration Bond Fund (the “Target Fund”) into the Leader Total Return Fund (the “Destination Fund”) and of the information contained in this Information Statement/Prospectus. The Target Fund and the Destination Fund are sometimes each referred to separately as a “Fund,” and together as the “Funds.” The series surviving the Reorganization, the Destination Fund, will be referred to herein as the “Combined Fund.”

Q.	What is this document and why did we send it to you?
A.	This is an Information Statement/Prospectus that provides you with information about an agreement and plan of reorganization between the Target Fund and the Destination Fund. Both the Target Fund and the Destination Fund are series of the Leader Funds Trust (the “Trust”). The Funds pursue similar investment objectives. When the Reorganization is completed, your shares of the Target Fund will be exchanged for shares of the Destination Fund, and the Target Fund will be liquidated and terminated as a series of the Trust. Please refer to the Information Statement/Prospectus for a detailed explanation of the Reorganization, and a more complete description of the Combined Fund.

You are receiving this Information Statement/Prospectus because you own shares of the Target Fund as of February 3, 2021. The Reorganization is expected to be effective, close of business, on April 30, 2021, or such other date as the parties may agree (the “Closing Date”).

Q.   Has the Board of Trustees approved the Reorganization?

A.	Yes, the Board of Trustees of the Trust (the “Board”) has approved the Reorganization. After careful consideration, the Board, including a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Target Fund’s and Destination Fund’s shareholders and that neither Fund’s existing shareholders’ interests will be diluted as a result of the Reorganization.

Q.    Why is the Reorganization occurring?

A.    The Funds’ investment adviser (the “Adviser”) recommended the Reorganization to the Board. Based on that recommendation and other information considered, the Board has determined that Target Fund shareholders may benefit from an investment in the Combined Fund because shareholders of the Target Fund will have the opportunity to remain invested, without incurring any federal tax liability, in an open-end fund with, among other things, a similar investment objective, the same portfolio manager, and better growth opportunities; the Reorganization is also expected to result in lower net expenses for shareholders of the Combined Fund.

Q.    How will the Reorganization affect me as a shareholder?

A.	Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Combined Fund. As a result of the Reorganization, all the assets and the liabilities of the Target Fund will be combined with those of the Destination Fund. You will receive shares (including fractional shares, if any) of the Combined Fund of the same class as the shares you own of the Target Fund. An account will be created for each shareholder that will be credited with shares of the Combined Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in the Target Fund prior to the Reorganization.

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Q.	How do the Funds compare in size?
A.	As of November 30, 2020, the Target Fund’s net assets were approximately $52.5 million and the Destination Fund’s net assets were approximately $10.0 million. If the Reorganization were completed on November 30, 2020, the combined net assets of the Destination Fund would be approximately $[63] million. The asset size of each Fund fluctuates daily, and the asset size of the Destination Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of November 30, 2020.
Q.	How do the fee and expense structures of the Funds compare?
A.	The Destination Fund’s management fee is higher than that of the Target Fund (0.75% of the Destination Fund’s average daily net assets compared to 0.65% of the Target Fund’s average daily net assets); however, shareholders of the Target Fund, as shareholders of the Combined Fund following the Reorganization, will pay similar expenses to the Target Fund; at the new estimated net expense ratio, shareholders of the Combined Fund are expected to save about $144,577 per year.

Q.    When will the Reorganization occur?

A.  The Reorganization is expected to take effect on or about April 30, 2021, or as soon as possible thereafter.

Q.    Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by the Target Fund and the Destination Fund. The costs of the Reorganization are expected to be approximately $53,500 and consist of legal and accounting fees, printing, and shipping costs. The Target Fund will pay 90% of the costs and the Destination Fund will pay 10% of the costs. The Target Fund will bear a significantly larger portion of the costs than the Destination Fund because it has a larger asset base prior to the Reorganization.

Q.   Will the Reorganization result in any federal tax liability to me?

A.	The Reorganization will not result in any federal tax liability to Target Fund shareholders.

Q.   Can I redeem my shares of the Target Fund before the Reorganization takes place?

A.    Yes. You may redeem your shares at any time before the Reorganization takes place as set forth in the Target Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of April 30, 2021 will be exchanged for shares of the Destination Fund.

Q.    Will shareholders have to pay any sales load, commission, or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission, or other similar fee in connection with the Reorganization, directly or indirectly.

Q.     Whom do I contact for further information?

A.   You can contact your financial adviser for further information. You may also contact the Funds at (800) 711-9164 and/or also visit the Funds’ website at https://www.leadercapital.com/.

Important additional information about the Reorganization is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

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SUMMARY OF THE REORGANIZATION

The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus and is qualified in its entirety by references to the more complete information contained herein.  Shareholders should read the entire Information Statement/Prospectus carefully.

The Trust, organized under the laws of the state of Delaware, is an open-end management investment company registered with the SEC. The Target Fund and Destination Fund are organized as separate series of the Trust. The investment objective of the Target Fund is to achieve a primary objective of delivering a high level of current income with a secondary objective of capital appreciation. The investment objective of the Destination Fund is to seek income and capital appreciation to produce a high total return.

Leader Capital Corp. (the “Adviser”) is the investment adviser to the Funds and will serve as the investment adviser to the Combined Fund. John E. Lekas is the portfolio manager of the Funds, and he will continue the daily management of the Combined Fund following the Reorganization.

The Reorganization

You should read this entire Information Statement/Prospectus and the Form of Agreement and Plan of Reorganization (the “Plan of Reorganization”), which is included in Appendix A. For more information about the Destination Fund, please consult Appendix B.

On January 25 by written consent and again at a meeting held on January 29, 2021, the Board, including a majority of the Independent Trustees, approved the Agreement and Plan of Reorganization, which provides for:

●	the transfer of all the assets of the Target Fund to the Destination Fund in exchange solely for shares of beneficial interest of the Destination Fund;
●	the assumption by the Destination Fund of all the liabilities of the Target Fund;
●	the distribution of shares of the Destination Fund to the shareholders of the Target Fund; and
●	the complete liquidation and dissolution of the Target Fund as a separate series of the Trust.

Upon completion of the Reorganization, each owner of shares of the Target Fund would become a shareholder of the Destination Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of the Target Fund will hold, immediately after the Closing Date, shares of the Destination Fund having an aggregate value equal to the aggregate value of the shares of Target Fund held by that shareholder as of the close of business on the Closing Date.

In addition, you should be aware that:

●	each Fund is serviced by the same investment adviser, distributor, administrator, and transfer agent;
●	the Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds;
●	the interests of the current shareholders of the Funds will not be diluted because of the Reorganization; and
●	the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither the Target Fund nor its shareholders, and neither the Destination Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization.
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THE REORGANIZATION

Introduction

The Adviser has recommended, and the Board has approved, an Agreement and Plan of Reorganization (the “Plan”), providing for the reorganization of the Target Fund into the Destination Fund. Shareholders in the Target Fund will become shareholders in the Destination Fund as of the close of business on the Closing Date.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because the Adviser believes that it is in the best interests of each Fund’s shareholders if the Target Fund is combined with the Destination Fund. While the Target Fund primarily invests in high-quality, low-duration debt securities, and the Destination Fund primarily invests in domestic and foreign fixed-income securities of various maturities and credit qualities, the Adviser views the Funds as compatible because the Target Fund and the Destination Fund both pursue similar investment objectives focused on generating income and capital appreciation.

In approving the Plan, the Board, including a majority of the Independent Trustees, determined that the Reorganization is in the best interests of the Target Fund and the Destination Fund and that the interests of the Target Fund and the Destination Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization and considered other alternatives to the Reorganization, including the outright liquidation of the Target Fund or engaging another investment adviser to manage the Target Fund. In considering the alternative of liquidation, the Board noted that liquidation could result in tax consequences to Target Fund shareholders that would be avoided in the Reorganization. The Board also gave stronger weight to the Adviser’s recommendation to reorganize the Target Fund and noted that (1) shareholders not wishing to become part of the Destination Fund would have 60 days to redeem or exchange, without penalty, their shares of the Target Fund before the Closing Date, and (2) that the Reorganization would allow shareholders of the Target Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment objective managed by the same investment adviser and same portfolio manager.

The factors considered by the Board regarding the Reorganization included, but were not limited to, the following:

  After the Reorganization, shareholders will be invested in a Combined Fund with a similar investment objective.
  The same portfolio manager that currently manages each Fund will manage the Combined Fund following the closing of the Reorganization.
  The Combined Fund has better prospects for growth than the Target Fund.
  the larger combined asset base resulting from the Reorganization will offer the potential for greater operating efficiencies and economies of scale in the Combined Fund, including the potential for lower expense ratios, the ability to effect larger portfolio transactions, and the ability to spread fixed costs over a larger asset base.
  the Adviser anticipates enhanced return opportunities will exist for investors in the Combined Fund as a result of the highly unusual pandemic market environment.
  While the management fee of the Destination Fund (0.75% of the Fund’s average daily net assets) is higher than the annual management fee of the Target Fund (0.65% of the Fund’s average daily net assets), the Destination Fund is more actively managed than the Target Fund and therefore requires more resources of the Adviser. Additionally, the Combined Fund’s net expense ratio would be similar to the Target Fund and shareholders of the Combined Fund could expect annualized cost savings of $144,577.
  The Reorganization is not expected to result in any federal tax liability to shareholders.
  The Adviser advised the Trust that the positions held by the Target Fund are not inconsistent with, and in many instances are very similar to, the positions held by the Destination Fund and that any repositioning of assets would not be material to the Destination Fund, but that such costs would be borne by the Destination Fund after the Reorganization
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  While the Funds will bear the costs of the Reorganization, the benefits to shareholders from the Combined Fund’s larger asset base and the tax-free nature of the Reorganization will, in the longer term, benefit shareholders and outweigh the costs associated with the Reorganization.
  The Target Fund shareholders will receive Destination Fund shares with the same aggregate net asset value as their Target Fund shares.

The Board, including a majority of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made based on each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Comparison of the Funds’ Investment Objective(s) and Principal Investment Strategies

Both Funds seek income and capital appreciation as part of their respective investment objectives and their principal investment strategies and risks are similar in many respects. While the Funds use different investment techniques and allocations, both Funds invest primarily in fixed-income securities and are managed by the same portfolio manager. Both Funds’ investment objectives may be changed without shareholder approval, and both Funds have committed to providing shareholders with 60 days’ advance notice of any change in investment objective.

The chart below compares the investment objectives of the Funds.

	Target Fund	Destination Fund
Investment Objective(s)	The primary investment objective of the Target Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.	The investment objective of the Destination Fund is to seek income and capital appreciation to produce a high total return.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high-quality, low-duration debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines the following U.S. dollar-denominated domestic and foreign securities as high-quality, low-duration debt securities:

•        bonds and corporate debt;

•        bank loans and bank loan participations;

•        agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”);

•        collateralized loan obligations (“CLOs”) that are backed by domestic and foreign floating rate debt obligations;

The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign fixed-income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s investments include bonds, convertible debt securities, preferred securities, notes, and debentures issued by corporations, governments and their agencies or instrumentalities as well as mortgage-backed securities (agency, adjustable rate and collateralized mortgage-backed securities) and asset-backed securities (loan and credit-backed securities including collateralized loan obligations (“CLOs”)). The Fund’s investments in foreign issuers may include issuers from emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia, and New Zealand.

Individual securities are purchased without restriction as to maturity or duration; however, the average portfolio duration will normally be within range of the Morningstar Intermediate-Term Core Bond

5

•        collateralized debt obligations (“CDOs”) that are backed by domestic and foreign floating rate debt obligations; and

•        U.S. government securities.

The Fund normally invests in floating-rate debt securities with an interest rate that resets quarterly based on the London Interbank Offered Rate (“LIBOR”). The Fund allocates assets across floating-rate debt security types without restriction, subject to its 80% investment policy. The Fund’s investments in foreign issuers may include issuers from emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia and New Zealand.

While the Fund invests without restriction as to the maturity of any single debt security, the Fund’s portfolio average effective duration (a measure of a security’s sensitivity to changes in prevailing interest rates) will be one year or less. The Fund defines high-quality as being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. If a debt security is downgraded to below an A-rating, the Fund will sell such security within 30 days.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Investors purchase a particular class of securities called a tranche (a French word for slice). The tranches receive payments from the principal and interest payments made by underlying borrowers in accordance to the rank of the tranche. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches with investors in the bottom tranches having last priority to receive payment. By investing in A rated or better debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured, which means that

Fund Category, which as of May 31, 2020 was 5.89 years. The Fund will normally have an average portfolio duration in between 3.50 to 6.00 years.

The Fund invests primarily in investment-grade securities, but may invest up to 40% of its total assets in high-yield securities (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”), BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, as determined by the Advisor to be of similar credit quality. However, the Fund restricts its junk bond purchases to those rated B3 or higher by Moody’s or B- or higher by S&P, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may invest in U.S. treasury government securities with no limit. Foreign issues denominated in U.S. dollars will be excluded from the 40% allocation limit.

The Advisor allocates Fund assets among various fixed-income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward.

•        Sector selection focuses on identifying portions of the fixed-income market that the Advisor believes offer the highest yield or expected capital appreciation from interest rate declines or currency exchange rate gains.

•        Maturity or yield curve management focuses on selecting securities with maturities that the Advisor believes have the highest yield or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

•        Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

Occasionally, the Fund may focus its investments in certain sectors.

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they are not collateralized by any specific assets of the borrower. The Fund allocates assets across security types without restriction, subject to its 80% investment policy. The Fund does not purchase floating-rate securities with subordinate underlying loans or debt obligations.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below an A-rating) or when other investment opportunities exist that may have more attractive yields.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

The Fund uses effective duration to measure interest rate risk. While the Fund invests without restriction as to the maturity of any single debt security, the Fund’s portfolio average effective duration (a measure of interest rate risk similar to maturity) will be one year or less. The Fund defines the effective duration of a floating rate security as the time remaining to its next interest rate reset.

The Advisor buys securities for either or both their interest income and their potential for capital appreciation, generally resulting from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.

The Fund may short equity stocks up to 20% of its total assets. The Advisor will consider shorting the stock of issuers in which the Fund owns a position in the same issuer’s convertible debt securities. In pursuing its short strategy, the Advisor seeks to tactically take advantage of the price relationship between an issuer’s stock and its convertible securities.

The Advisor may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

Comparison of the Funds’ Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Funds. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding each Class of shares of the Fund. As shown in the expense tables, the management fee and the ratio of Total Annual Fund Operating Expenses of the Destination Fund are each higher than that of the Target Fund. The following tables show the fees and expenses of each Class of shares of each Fund based on actual expenses incurred by each Fund for the twelve-month period ended November 30, 2020, as well as the pro forma fees and expenses for the Combined Fund after giving effect to the Reorganization based on pro forma net assets as of November 30, 2020. The examples following

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the tables will help you compare the cost of investing in the Target Fund with the estimated cost of investing in the Combined Fund (based on the pro forma fees and expenses). Pro forma numbers are estimated in good faith and are hypothetical. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Institutional Shares

Shareholder Fees (fees paid directly from your investment)	Target Fund Institutional Shares	Destination Fund Institutional Shares	Pro Forma Combined Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses(1)	[0.88]%	[3.22]%	[0.78]%
Acquired Fund Fees & Expenses(2)	[0.02]%	[0.03]%	[0.03]%
Total Annual Fund Operating Expenses	[1.55]%	[4.00]%	[1.56]%
(1)	Other Expenses have been estimated and restated to reflect changes in contractual agreements between the Funds and their service providers.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Investor Shares

Shareholder Fees (fees paid directly from your investment)	Target Fund Investor Shares	Destination Fund Investor Shares	Pro Forma Combined Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.38%(1)	0.50%	0.38%
Other Expenses	[0.90]%	[3.22]%	[0.78]%
Acquired Fund Fees & Expenses(2)	[0.02]%	[0.03]%	[0.03]%
Total Annual Fund Operating Expenses	[1.95]%	[4.50]%	[1.94]%
(1)	Other Expenses have been estimated and restated to reflect changes in contractual agreements between the Funds and their service providers.
(2)	The Total Return Fund has reduced its 12b-1 fees for Investor Class shares to 0.38% beginning April 1, 2021.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Shares

	1 year	3 years	5 years	10 years
Target Fund	$[158]	$[490]	$[845]	$[1,845]
Destination Fund	$[402]	$[1,218]	$[2,051]	$[4,206]
Pro Forma — Combined Fund	$[159]	$[493]	$[850]	$[1,856]

Investor Shares

	1 year	3 years	5 years	10 years
Target Fund	$[198]	$[612]	$[1,052]	$[2,275]
Destination Fund	$[451]	$[1,360]	$[2,278]	$[4,614]
Pro Forma — Combined Fund	$[197]	$[609]	$[1,047]	$[2,264]

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the examples, affect each Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 334.30% of the average value of its portfolio, and the Destination Fund’s portfolio turnover rate was 612.23% of the average value of its portfolio.

Federal Tax Consequences

It is expected that the Reorganization will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization.

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COMPARISON OF THE TARGET FUND AND THE DESTINATION FUND

	Leader High Quality Low Duration Bond Fund (Target Fund)	Leader Total Return Fund (Destination Fund)
Form of Organization	A diversified series of Leader Funds Trust, an open-end investment management company organized as a Delaware Statutory trust.	Same
Net Assets as of November 30, 2020	$52.5 million	$10.0 million
Investment Adviser and Portfolio Manager	Investment Adviser: Leader Capital Corp. Portfolio Manager: John E. Lekas Founder, President and Chief Executive Officer	Same

Comparison of the Funds’ Principal Risks

The following tables set forth information on the principal risks of investing in the Funds. The first table lists each principal risk that is shared by both Funds. The Funds’ description of these principal risks, as set forth in their current prospectus, may vary slightly but are not materially different. The description of the principal risks set forth below is that of the Destination Fund. The second table lists the principal risks that are unique to each Fund.

Description of the Principal Risk – Destination Fund
Principal Risks Shared by Both Funds

Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

Cybersecurity. The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of a Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a

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Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.

Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.

Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.

Infectious Disease Risk. An outbreak of COVID-19, a highly contagious illness, commenced in 2019 and spread globally through 2020. This outbreak has resulted in travel restrictions, including limitations on border crossings, health screenings at points of entry, quarantines, business closures and operating restrictions, supply chain interruptions, layoffs, disruption of and stress in healthcare delivery, and defaults, resulting in reduced consumer demand for goods and services, disruptions to financial markets and other significant economic impacts, as well as general concern and uncertainty. Market disruptions can adversely impact a Fund and its investments. Further, some local financial markets have been or may be subject to closures, which can be unannounced and of indeterminate length. If a market in which a Fund’s investments trades implements a trading suspension, the Fund’s ability to buy or sell securities in that market will be adversely impacted. The outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in unpredictable ways. Historically, governmental and quasi-governmental authorities and regulators have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including stimulus measures such as direct capital infusions into companies, monetary policy changes, and interest rate adjustments. Capital re-direction to manage consequences of the outbreak may adversely affect governmental, quasi-governmental and corporate balance sheets. Any unexpected change in these policies, or their ineffectiveness, is likely to increase market volatility, which could adversely affect a Fund’s investments. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises caused by the outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak and its effects cannot be determined with certainty.

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Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

LIBOR Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates.

Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.

Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

Temporary Investments. To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, it may not achieve its investment objective. Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because a Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

	Leader High Quality Low Duration Bond Fund (Target Fund)	Leader Total Return Fund (Destination Fund)
Principal Risks Unique to Each Fund	CLO and CDO Risk. CLOs and CDOs are securities backed by an underlying portfolio of loan and debt obligations, respectively. CLOs and CDOs issue	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a
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classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO and CDO securities as a class. Investments in CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations.

The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The tranches in a CLO or CDO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO or CDO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk.

Investments in CLOs and CDOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs and CDOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Fund experiences with respect to its CLO and CDO investments may be an indication of future realized losses.

The senior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Collateralized Loan Obligation Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.

Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price. The ability

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industry in which the CLO or CDO is concentrated.

The application of risk retention rules to CLOs and CDOs may affect the overall CLO and CDO market, resulting in fewer investment opportunities for the Fund.

Distribution Risk. There is a risk that shareholders may not receive distributions from the Fund or that such distributions may not grow or may be reduced over time, including on a per share basis. The Fund may have difficulty paying out distributions if income from its investments is recognized before or without receiving cash representing such income.

Loan and Loan Participation Risk. The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participations can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans and loan participations to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. Loan participations are indirectly subject to default risk of the bank granting the participation. Such a default will likely delay the Fund’s access to the cash flows from underlying loan. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may of governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues. Therefore, government bonds can present a significant risk. Governments may also repudiate their debts in spite of their ability to pay. The Fund’s ability to recover from a defaulting government is limited because that same government may block access to court-mandated legal remedies or other means of recovery.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

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involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.

Mortgage-Backed Securities Risk. When the Fund invests in RMBS and CMBS, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. RMBS default rates tend to be sensitive to these conditions and to home prices. CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices. Any unrealized losses the Fund experiences with respect to its RMBS and CMBS investments may be an indication of future realized losses.

o        RMBS are subject to prepayment risk and extension risk. If interest rates rise, there may be fewer prepayments, which would cause an RMBS’s average maturity to rise, increasing the potential for the Fund to lose money. If interest rates fall, there may be faster prepayments, which would cause an RMBS’s average maturity to decline, increasing the risk that the Fund will have reinvest prepayment proceeds at lower interest rates.

o        Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS”. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the

Short Sale Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, it may have significant exposure to one or more sectors that appear to offer more yield or appreciation potential in current market conditions. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector.

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Leader High Quality Low Duration Bond Fund (Target Fund)	Leader Total Return Fund (Destination Fund)

market for government issued MBS.

Regulatory Risk. Changes in laws or regulations governing the Fund’s operations may adversely affect the Fund or cause an alteration in the Fund’s strategy. The SEC has raised questions regarding certain non-traditional investments, including CLOs.

Comparison of the Funds’ Performance

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in the performance of each Fund’s share classes from year to year. The table below shows how the average annual total returns of each Fund’s share classes compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Funds. Past performance (before and after taxes) of the Funds is no guarantee of how they will perform in the future. Updated performance information for each Fund is available at no cost by calling (800) 711-9164 or by visiting https://www.leadercapital.com/.

The portfolio composition, investment objectives, policies and restrictions, and expense structure of the Combined Fund will be identical to those of the Destination Fund. In addition, the Destination Fund has more than ten years of performance history, while the Target Fund has only four years of performance history. As such, following the Reorganization, the Destination Fund will be the surviving fund for accounting and performance purposes.

Target Fund

The Target Fund began operations on December 30, 2016 as the Leader Floating Rate Fund.

The Target Fund was reorganized on July 15, 2019 from a series of Northern Lights Fund Trust (the “Predecessor High Quality Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Target Fund acquired the assets and assumed the historical performance of the Predecessor High Quality Fund.

The bar chart and table below provide some indication of the risks of investing in the Target Fund. The bar chart shows the annual returns of the Predecessor High Quality Fund’s Investor Class shares performance for each calendar year since the Predecessor High Quality Fund’s inception, as well as the performance of the Target Fund’s Investor Class shares after the Reorganization. Returns for the Target Fund’s Institutional Class shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Target Fund’s shares over time to the performance of the S&P/LSTA Leveraged Loan Total Return Index. The Target Fund’s past performance, before and after taxes, is not necessarily an indication of how the Target Fund will perform in the future.

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Investor Class

Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	2.20%
Worst Quarter:	3/31/2020	(5.99)%

Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Since Inception*
Investor Class Return Before Taxes	(6.84)%	(0.05)%
Investor Class Return After Taxes on Distributions	(7.06)%	(0.79)%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	(4.04)%	(0.34)%
Institutional Class Return Before Taxes	(6.42)%	0.37%
S&P/LSTA Leveraged Loan Total Return Index+	3.12%	4.04%

* Inception date for the Target Fund was December 30, 2016.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Target Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

+ S&P/LSTA Leveraged Loan Total Return Index is a market value weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors may not invest directly in an index. Unlike the Target Fund’s returns, the Index does not reflect any fees or expenses.

Destination Fund

The Destination Fund was reorganized on July 15, 2019 from a series of Northern Lights Fund Trust (the “Predecessor Total Return Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Destination Fund acquired the assets and assumed the historical performance of the Predecessor Total Return Fund.

The bar chart and table below provide some indication of the risks of investing in the Destination Fund. The bar chart shows the annual returns of the Predecessor Total Return Fund’s Investor Class shares performance for each calendar year since the Predecessor Total Return Fund’s inception, as well as the performance of the Destination Fund’s Investor Class shares after the Reorganization. Returns for the Destination Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Destination Fund’s shares over time to the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Destination Fund will perform in the future.

17

Investor Class

Calendar Year Returns as of December 31

Best Quarter:	12/31/2020	13.38%
Worst Quarter:	3/31/2020	(13.92)%

Average Annual Total Returns

(For the periods ended December 31, 2020)

	One Year	Five Years	Ten Years
Investor Class Return Before Taxes	12.38%	5.60%	4.31%
Investor Class Return After Taxes on Distributions	11.63%	4.44%	3.01%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	7.27%	3.80%	2.82%
Institutional Class Return Before Taxes	12.99%	6.13%	4.97%
Bloomberg Barclays US Intermediate Aggregate Index+	5.60%	3.46%	3.10%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Target Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

+ Bloomberg Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Destination Fund’s returns, the Index does not reflect any fees or expenses.

Management of the Funds

Leader Capital Corp., a Washington corporation located at 315 W. Mill Plain Blvd., Suite 204, Vancouver, Washington 98660, serves as investment advisor to the Funds. John E. Lekas is the President and Chief Executive Officer of the Advisor, which he founded in 1997. The Advisor implements each Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for each Fund’s portfolio and votes any proxies solicited by portfolio companies. As of November 30, 2020, the Advisor had approximately $109 million in assets under management.

Pursuant to an advisory agreement between the Trust, on behalf of the Funds, and Leader Capital Corp., the Advisor is entitled to receive, monthly, an annual advisory fee equal to 0.75% of the average daily net assets of the Destination Fund, and 0.65% of the average daily net assets of the Target Fund. The Funds pay their respective management fee under the same investment advisory agreement.

The Advisor (not the Funds) may pay certain financial institutions (which may include banks, credit unions, brokers, securities dealers, and other industry professionals) a fee for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders, to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

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A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Funds was included in the annual report dated May 31, 2019 for the North Lights Fund Trust, the predecessor trust of which the Funds were series.

Portfolio Managers.

John E. Lekas serves as the portfolio manager and is responsible for the investment decisions of each Fund. Mr. Lekas has been responsible for managing each Fund’s portfolio since their inception. He has 20 years’ experience as an investment professional. Prior to founding the Advisor in 1997, Mr. Lekas served as a portfolio manager at Smith Barney where he focused on discretionary management of bond portfolios worth over $200 million. He received a bachelor’s degree in finance from the University of Oregon.

Comparison of Sales Load, Distribution and Shareholder Servicing Agreements

The sales loads, distribution, and shareholder servicing arrangements of each of the Funds are identical. Complete information on the sales load, distribution and shareholder servicing arrangements can be found in Appendix B to this Information Statement/Prospectus.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The purchase, redemption and exchange policies and procedures of each of the Funds are identical. Complete information on the purchase, redemption and exchange policies and procedures can be found in Appendix B to this Information Statement/Prospectus.

CONSOLIDATED FINANCIAL HIGHLIGHTS

The fiscal year end of each Fund is May 31. The consolidated financial highlights of the Target Fund and the Destination Fund are included with this Information Statement/Prospectus as Appendix C.

The consolidated financial highlights of the Target Fund and the Destination Fund are also contained in: (i) the Annual Report to shareholders of the Target Fund and Destination Fund for the fiscal year ended May 31, 2020, which has been audited by BBD, LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Target Fund and Destination Fund for the six months ended November 30, 2020, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by calling (800) 711-9164 or by writing to the Funds at c/o Gemini Fund Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, and, with respect to the Target Fund and Destination Fund, are incorporated by reference into this Information Statement/Prospectus.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Appendix A.

The Plan of Reorganization provides that all the assets and liabilities of the Target Fund will be transferred to the Destination Fund in exchange solely for shares of the Destination Fund. The shares of the Destination Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the NYSE on the Closing Date (as defined in Appendix A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Destination Fund, the Target Fund will distribute Destination Fund shares to its shareholders and will be terminated as a series of the Trust.

The distribution of the Destination Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Destination Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Destination Fund. Such newly-opened accounts on the books of the Destination Fund will represent the respective pro rata number of shares of the Destination Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, because of the Reorganization, each Target Fund shareholder will own shares of the Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholders owned immediately prior to the Reorganization.

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No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Destination Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Destination Fund all its assets in exchange solely for shares of the Destination Fund. The aggregate net asset value of the shares issued by the Destination Fund will be equal to the value of the assets of the Target Fund transferred to the Destination Fund as of the Closing Date, as determined in accordance with the Destination Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Destination Fund. The Target Fund expects to distribute the shares of the Destination Fund to its shareholders promptly on the Closing Date.  Thereafter, the Target Fund will be terminated as a series of the Trust.

The Plan of Reorganization contains customary representations, warranties, and conditions. If, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true, the Trust shall not be required to consummate the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated and the transactions contemplated thereby may be abandoned by resolution of the Trust’s Board, on behalf of either the Destination Fund or the Target Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable. The Plan of Reorganization may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either the Destination Fund or the Target Fund.

Reasons for the Reorganization

During their discussions, the Trustees considered a variety of information. They observed that the two Funds had similar investment objectives and the same investment adviser and portfolio managers; they considered the performance history of the portfolio manager. The Trustees noted management’s representation that the Combined Fund would have better prospects for growth, which would lead to economies of scale and lower expenses for shareholders. The Trustees also considered the fees and expenses of the Combined Funds, including the higher management fee for the Destination Fund. They noted that the costs of the Reorganization will be allocated between the Target Fund and the Destination Fund in percentages based on, among other factors, the expected benefits of the Reorganization to each Fund. They also noted that Strauss Troy Co., LPA, the Funds’ legal counsel, indicated that the Reorganization would not result in a taxable event for shareholders. The Trustees discussed the Adviser’s rationale for proposing the Reorganization and, after further discussion, the Board concluded that the Reorganization was in the best interests of each Fund, as well as each Fund’s shareholders, and that each Fund’s shareholders would not have their interests diluted because of the Reorganization. The approval determinations were made based on each Trustee’s business judgment after consideration of all the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The combination of the Target Fund and the Destination Fund in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If so, neither the Target Fund nor its shareholders will recognize gain or loss because of the Reorganization. The tax basis of the Destination Fund shares received will be the same as the basis of the Target Fund shares exchanged and the holding period of the Destination Fund shares received will include the holding period of the Target Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. Nevertheless, the sale of securities by the Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Prior to the closing of the Reorganization, the Target Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings. This distribution would be taxable to shareholders that are subject to tax. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

As of May 31, 2020, the Funds had capital loss carryforwards as follows:

	Short-Term	Long-Term	Total
Target Fund	--	$ 23,784	$ 23,784
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Destination Fund	$ 19,532,168	$ 12,996,318	$ 32,528,486

Capital loss carryforwards may be used to offset future capital gains, subject to applicable restrictions under the Code. The final amount of unutilized capital loss carryforward for the Target Fund is subject to change and will not be determined until the time of the Reorganization. After and because of the Reorganization, any capital loss carryforwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Destination Fund.

Fundamental and Non-Fundamental Investment Policies of the Funds

Each Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of each Fund which, as used in the Fund’s SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. Each Fund may not:

1.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons 35 for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. (This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions);
2.	Issue senior securities. (This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff);
3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
4.	Invest more than 25% of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or repurchase agreements with respect thereto);
5.	Purchase or sell real estate unless acquired as a result of ownership of securities (although the Fund may invest in marketable securities which are secured by or represent interests in real estate, and may invest in mortgage-related securities or invest in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts));
6.	Purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities;
7.	Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities, which may be considered loans, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, and (d) by loaning portfolio securities. Additionally, the preceding limitation on loans does not preclude either Fund from modifying note terms.
8.	With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities.)

Except with respect to borrowing, if any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in the Fund which are not readily marketable to exceed the limit set forth in the Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities

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to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

The following are additional investment limitations of the Funds. The following restrictions are designated as non-fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders.

Each Fund may not:

1.	Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in fundamental restriction 1 above. (Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation);
2.	With respect to fundamental investment restriction 1 above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets;
3.	Purchase securities or evidences of interest thereon on “margin.” (This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques);
4.	Purchase or sell puts, calls, options or straddles except as described in the Fund’s Prospectus or the Fund’s SAI; or
5.	Invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth in the Fund’s SAI or in the Fund’s Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the Fund engages in any borrowings and such borrowings exceed the limits of Section 18 of the 1940 Act, the Fund will reduce its borrowings within three days in order to comply with such limits.

Expenses of the Reorganization

The costs of the Reorganization will be borne by the Target Fund and the Destination Fund. The Target Fund will pay 90% of the costs and the Destination Fund will pay 10% of the costs. The Target Fund will bear a significantly larger portion of the costs than the Destination Fund because it has a larger asset base prior to the Reorganization.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Destination Fund will establish a position for each Target Fund shareholder on the books of the Destination Fund containing the appropriate number of shares of the Destination Fund to be received in the Reorganization. No certificates for shares of the Destination Fund will be issued in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Target Fund and the Destination Fund will be passed on by the law firm of Strauss Troy Co. LPA, 150 East Fourth Street, Cincinnati, Ohio 45202.

Experts

The financial statements and financial highlights of each Fund for the past five fiscal years and any semi-annual period, as applicable, are incorporated by reference into this Information Statement/Prospectus. Except for the financial statements and financial highlights for the six months ended November 30, 2020, the financial statements and financial highlights of the Target Fund and the Destination Fund for the fiscal year ended May 31, 2020 have been

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audited by BBD, LLP, the Funds’ registered independent public accounting firm, as set forth in their report thereon incorporated by reference into this Information Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

Board Recommendation

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees, approved the Reorganization.

Shareholder Vote Not Required

Approval of the shareholders of the Target Fund is not being sought or required as a condition of the Reorganization. Rule 17a-8(a)(3) under the Investment Company Act of 1940 provides that fund mergers satisfying certain conditions do not require approval by the shareholders a non-surviving fund. The Reorganization satisfies each of these conditions as follows:

(i)       The investment policies of the Target Fund and the Destination Fund are the same in all material respects;

(ii)       Distribution fees (including Section 12b-1 fees) authorized to be paid by the Destination Fund are no greater (as a percentage of the Fund’s average net assets) than the distribution fees authorized to be paid by the Target Fund;

(iii)       The Independent Trustees of the Funds are identical; and

(iv)       There is no material difference in the advisory contracts of the Target Fund and the Destination Fund.

The Target Fund and the Destination Fund have identical investment advisory agreements, with the exception that the Destination Fund’s management fee is 0.75% of the Destination Fund’s average daily net assets, compared to 0.65% of the Target Fund’s average daily net assets. This difference in management fee becomes immaterial in the context of the overall net annual operating expense of the Combined Fund, including the management fee, which is expected to be nearly identical tot he net annual operating expenses of the Target Fund.

OTHER INFORMATION

Capitalization. The following table shows on an unaudited basis the capitalization of each of the Funds and on a pro forma basis, each as of November 30, 2020, giving effect to the Reorganization.

	Target Fund	Destination Fund	Pro Forma Adjustments	Combined Fund (Pro Forma)
Nets Assets
Institutional Shares	$29,384,490	$5,950,852	$0	$35,335,342
Investor Shares	$23,139,043	$3,202,486	$880,040	$27,221,569

Shares Outstanding
Institutional Shares	3,178,056	574,740	(340,069)(a)	3,412,727
Investor Class	2,506,881	308,369	(194,071)(a)	2,621,179

NAV
Institutional Shares	$9.25	$10.35	$0.00(b)	$10.35
Investor Shares	$9.23	$10.39	$0.00(b)	$10.39
(a)	To adjust Shares Outstanding of the Pro Forma Fund based on combining the Fund at the Destination Fund’s net asset value.
(b)	To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Fund based on combining the Target Fund at the Destination Fund’s net asset value.
(c)	On December 28, 2020, the Funds converted their Classes A and C shares into Investor Class shares. The share class conversions were tax-free exchanges, and Class A and Class C shareholders did not incur any transaction charges because of the conversion.
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The capitalization of the Target Fund, and consequently the pro forma capitalization of the Destination Fund, is likely to be different at the effective time of the Reorganization as a result of market movements and daily share purchase and redemption activity, as well as the effects of other ongoing operations of the Funds prior to completion of the Reorganization.

GENERAL INFORMATION ABOUT THE INFORMATION STATEMENT/PROSPECTUS

Annual and Semi-Annual Reports. The most recent annual and semi-annual reports to shareholders of the Funds (when available) will be provided to shareholders at no cost. To request a report, please call us toll-free at (800) 711-9164, write to the Funds at c/o Gemini Fund Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, or visit https://www.leadercapital.com/.

Outstanding Shares. The shares outstanding of the Target Fund as of February 3, 2021 are: 4,859,655.263.

Beneficial Ownership. Appendix D sets forth the names, addresses and percentage ownership of those shareholders known by the Trust to own beneficially 5% or more of the outstanding shares of the Target Fund and the Destination Fund as of a recent practicable date.

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of March __, 2021, by and among Leader Funds Trust, a Delaware statutory trust with its principal place of business at 315 W. Mill Plain Blvd., Suite 204, Vancouver, Washington 98660, on behalf of its series, Leader Total Return Fund (the “Destination Fund”) and Leader High Quality Low Duration Bond Fund (the “Target Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Target Fund to the Destination Fund in exchange solely for shares of beneficial interest of the Destination Fund (the “Destination Fund Shares”), the assumption by the Destination Fund of the liabilities of the Target Fund described in paragraph 1.3, and the distribution of the Destination Fund Shares to the shareholders of the Target Fund in complete liquidation of the Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Target Fund and the Destination Fund are series of open-end, registered investment companies of the management type and the Target Fund owns securities which generally are assets of the character in which the Destination Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Destination Fund has determined that the exchange of all of the assets of the Target Fund for Destination Fund Shares and the assumption of the liabilities of the Target Fund, as described in paragraphs 1.2 and 1.3 herein, by the Destination Fund are in the best interests of the Destination Fund and its shareholders and that the interests of the existing shareholders of the Destination Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Target Fund has determined that the exchange of all of the assets of the Target Fund for Destination Fund Shares and the assumption of the liabilities of the Target Fund by the Destination Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Target Fund and its shareholders and that the interests of the existing shareholders of the Target Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE TARGET FUND TO THE DESTINATION FUND IN EXCHANGE FOR THE DESTINATION FUND SHARES, THE ASSUMPTION OF ALL TARGET FUND LIABILITIES AND THE LIQUIDATION OF THE TARGET FUND

1.1. Subject to the requisite approval of the Target Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer all of the Target Fund’s assets, as set forth in paragraph 1.2, to the Destination Fund, and the Destination Fund agrees in exchange therefor: (i) to deliver to the Target Fund the number of full and fractional Destination Fund Shares determined by dividing the value of the Target Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Destination Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Target Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Target Fund to be acquired by the Destination Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Target Fund will endeavor to discharge all its liabilities and obligations prior to the Closing Date. The Destination Fund shall assume all the liabilities of the Target Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Target Fund will declare and pay to its shareholders of record one or more dividends and/or other

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distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Target Fund will distribute to the Target Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within the class, the Destination Fund Shares of the class received by the Target Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Target Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the class of the Target Fund’s shares, by the transfer of the Destination Fund Shares then credited to the account of the Target Fund on the books of the Destination Fund to open accounts on the share records of the Destination Fund in the names of the shareholders of record of the class of the Target Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Target Fund Shareholders”). The aggregate net asset value of Destination Fund Shares to be so credited to shareholders of shares of the Target Fund shall, with respect to each class, be equal to the aggregate net asset value of the Target Fund of such class owned by such shareholders on the Closing Date. All issued and outstanding Target Fund shares will simultaneously be canceled on the books of the Target Fund, although share certificates representing interests in shares of the Target Fund will represent a number of shares of the class of Destination Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Destination Fund shall not issue certificates representing the Destination Fund Shares in connection with such exchange.

1.5. Ownership of Destination Fund Shares will be shown on the books of the Destination Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Target Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Destination Fund, and valuation procedures established by the Destination Fund’s Board of Trustees.

2.2. The net asset value of Destination Fund Shares shall be the net asset value per share computed with respect to each class as of the Valuation Date, using the valuation procedures set forth in the Destination Fund’s then-current prospectus and statement of additional and valuation procedures established by the Destination Fund’s Board of Trustees.

2.3. The number of the Destination Fund Shares to be issued (including fractional shares, if any) in exchange for the Target Fund’s assets shall be determined with respect to each class by dividing the value of the net assets with respect to such class’ shares of the Target Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Destination Fund Shares of the class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Target Fund’s designated record keeping agent and shall be subject to review by Destination Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be March 26, 2021 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Destination Fund or at such other time and/or place as the parties may agree.

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3.2. The Target Fund shall direct Fifth Third Bank, as custodian for the Target Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Destination Fund within two business days prior to or on the Closing Date. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Destination Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Destination Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Target Fund’s Assets are deposited, the Target Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Target Fund shall direct Gemini Fund Services, LLC (the “Transfer Agent”), on behalf of the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund shareholders and the number and percentage ownership of outstanding shares owned by such shareholder immediately prior to the Closing. The Destination Fund shall issue and deliver a confirmation evidencing the Destination Fund Shares to be credited on the Closing Date to the Secretary of the Target Fund, or provide evidence satisfactory to the Target Fund that such Destination Fund Shares have been credited to the Target Fund’s account on the books of the Destination Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Destination Fund or the Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Target Fund or the Board of Trustees of the Destination Fund, accurate appraisal of the value of the net assets of the Destination Fund or the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Destination Fund in a written instrument executed by an officer of the Leader Funds Trust, the Leader Funds Trust, on behalf of the Target Fund, represents and warrants as follows:

(a) The Target Fund is duly organized as a series of the Leader Funds Trust, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Leader Funds Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Leader Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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(e) On the Closing Date, the Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Destination Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Destination Fund;

(f) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Leader Funds Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Leader Funds Trust, on behalf of the Target Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Leader Funds Trust, on behalf of the Target Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Target Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by Leader Funds Trust, on behalf of the Destination Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Target Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Leader Funds Trust, on behalf of the Target Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Target Fund at May 31, 2020, have been audited by BBD, LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Destination Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since May 31, 2020, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Destination Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Target Fund due to declines in market values of securities in the Target Fund’s portfolio, the discharge of Target Fund liabilities, or the redemption of Target Fund shares by shareholders of the Target Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are, or will be, correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Target Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

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(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, as applicable. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Leader Funds Trust, on behalf of the Target Fund, and, subject to the approval of the shareholders of the Target Fund, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Leader Funds Trust, on behalf of the Target Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The proxy statement of the Target Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Target Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Destination Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Target Fund in a written instrument executed by an officer of the Leader Funds Trust, the Leader Funds Trust, on behalf of the Destination Fund, represents and warrants to the Trust as follows:

(a) The Destination Fund is duly organized as a series of the Leader Funds Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Leader Funds Trust’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) Leader Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Destination Fund under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Destination Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Destination Fund and each prospectus and statement of additional information of the Destination Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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(e) On the Closing Date, the Destination Fund will have good and marketable title to the Destination Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Target Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Destination Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Leader Funds Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Leader Funds Trust, on behalf of the Destination Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Destination Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by Leader Funds Trust, on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Leader Funds Trust, on behalf of the Destination Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Leader Funds Trust, on behalf of the Destination Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Destination Fund at May 31, 2020, have been audited by BBD, LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Target Fund) present fairly, and in all materials respects, the financial condition of the Destination Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Destination Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since May 31, 2020, there has not been any material adverse change in the Destination Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Destination Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Target Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Destination Fund due to declines in market values of securities in the Destination Fund’s portfolio, the discharge of Destination Fund liabilities, or the redemption of Destination Fund Shares by shareholders of the Destination Fund, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Destination Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Destination Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Destination Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding shares of the Destination Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, as applicable. All of the issued and outstanding shares of the Destination Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Destination Fund, as provided in paragraph 3.3. The Destination Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Destination Fund Shares, nor is there outstanding any security convertible into any Destination Fund Shares;

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(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of Leader Funds Trust, on behalf of the Destination Fund, and this Agreement will constitute a valid and binding obligation of the Destination Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Destination Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Destination Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by Leader Funds Trust, on behalf of the Destination Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Destination Fund, the Registration Statement relating to the Destination Fund Shares issuable hereunder, and the proxy materials with respect to the Target Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Destination Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Destination Fund will, within a commercially reasonable amount of time, inform the Target Fund.

5. COVENANTS OF THE DESTINATION FUND AND THE TARGET FUND

5.1. The Destination Fund and the Target Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Target Fund will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Target Fund covenants that the Destination Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Target Fund will assist the Destination Fund in obtaining such information as the Destination Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5. Subject to the provisions of this Agreement, the Destination Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Target Fund will provide the Destination Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Destination Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Target Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Target Fund will make a liquidating distribution to its shareholders consisting of the Destination Fund Shares received at the Closing.

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5.8. The Destination Fund and the Target Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. The Leader Funds Trust, on behalf of the Target Fund, covenants that the Leader Funds Trust will, from time to time, as and when reasonably requested by the Destination Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Leader Funds Trust, on behalf of the Destination Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Leader Funds Trust, on behalf of the Target Fund’s, title to and possession of the Destination Fund Shares to be delivered hereunder, and (b) Leader Funds Trust’s, on behalf of the Destination Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Destination Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of Leader Funds Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Leader Funds Trust’s election, to the performance by Leader Funds Trust, on behalf of the Destination Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of Leader Funds Trust, on behalf of the Destination Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. Leader Funds Trust, on behalf of the Destination Fund shall have delivered to the Leader Funds Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Leader Funds Trust and dated as of the Closing Date, to the effect that the representations and warranties of Leader Funds Trust, on behalf of the Destination Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Leader Funds Trust shall reasonably request;

6.3. Leader Funds Trust, on behalf of the Destination Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Leader Funds Trust, on behalf of the Destination Fund, on or before the Closing Date; and

6.4. The Target Fund and the Destination Fund shall have agreed on the number of full and fractional Destination Fund Shares of the class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DESTINATION FUND

The obligations of Leader Funds Trust, on behalf of the Destination Fund, to complete the transactions provided for herein shall be subject, at the Leader Funds Trust’s election, to the performance by the Leader Funds Trust, on behalf of the Target Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Leader Funds Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Leader Funds Trust, on behalf of the Target Fund shall have delivered to Leader Funds Trust, on behalf of the Destination Fund, a statement of the Target Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Leader Funds Trust;

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7.3. The Leader Funds Trust, on behalf of the Target Fund shall have delivered to Leader Funds Trust, on behalf of the Destination Fund, on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Leader Funds Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Leader Funds Trust, on behalf of the Target Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Leader Funds Trust shall reasonably request;

7.4. The Leader Funds Trust, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Leader Funds Trust, on behalf of the Target Fund, on or before the Closing Date;

7.5. The Target Fund and the Destination Fund shall have agreed on the number of full and fractional Destination Fund Shares of the class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Target Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DESTINATION FUND AND THE TARGET FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Leader Funds Trust, on behalf of the Target Fund, or Leader Funds Trust, on behalf of the Destination Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Leader Funds Trust Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Leader Funds Trust. Notwithstanding anything herein to the contrary, neither Leader Funds Trust, on behalf of the Destination Fund, nor the Leader Funds Trust, on behalf of the Target Fund, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Leader Funds Trust, on behalf of the Destination Fund, or the Leader Funds Trust, on behalf of the Target Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Destination Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Practus, LLP, addressed to Leader Funds Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Practus, LLP of representations it shall request of the Leader Funds Trust. Notwithstanding anything herein to the contrary, Leader Funds Trust may not waive the condition set forth in this paragraph 8.5.

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In addition, with respect to the Destination Fund, Leader Funds Trust shall have received on the Closing Date an opinion from Practus, LLP, counsel to the Destination Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Target Fund, covering the following points:

(a) Leader Funds Trust is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the “Act”), and has the statutory trust power and authority under the Declaration of Trust and the Act to execute, deliver and perform its obligations under the Agreement. Under the Act and the Declaration of Trust, Leader Funds Trust has the requisite trust power and authority to own all of its properties and assets and conduct its business as described in the Declaration of Trust.

(b) The Destination Fund has been duly established as a separate series of Leader Funds Trust under the Declaration of Trust and Section 3806(b)(2) of the Act.

(c) The Destination Fund is a series of an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(d) The execution and delivery of the Agreement and the consummation by Leader Funds Trust of the applicable transactions contemplated thereby have been duly authorized by all requisite statutory trust action on the part of Leader Funds Trust under the Declaration of Trust and the Act. Assuming its execution and delivery by the duly authorized officers of Leader Funds Trust, the Agreement has been duly executed and delivered by Leader Funds Trust. The Agreement constitutes a legal, valid and binding agreement of Leader Funds Trust, enforceable against Leader Funds Trust, in accordance with its terms.

(e) Assuming that a consideration of not less than the net asset value of the Destination Fund Shares has been paid, the Destination Fund Shares to be issued and delivered to the Target Fund on behalf of the Target Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Destination Fund has any statutory preemptive rights in respect thereof.

(f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Leader Funds Trust’ Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which Leader Funds Trust is a party or by which it or any of its properties may be bound, or to the knowledge of its counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Leader Funds Trust or the Destination Fund is a party or by which it is bound.

(g) To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by Leader Funds Trust and the Destination Fund of the transaction contemplated herein, except as has and as may be obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such assumptions and limitations as shall be, in the opinion of Practus, LLP and with the consent of the Destination Fund, appropriate to render the opinions expressed therein.

9. BROKERAGE FEES AND EXPENSES

9.1. Leader Funds Trust represents and warrants on behalf of the Destination Fund and the Target Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The expenses of the Reorganization will be paid by the Destination Fund and the Target Fund in accordance with an allocation approved by the Board of Trustees of the Destination Fund and the Board of Trustees of the Target Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Destination Fund’s prospectus and the Target Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

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10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either the Destination Fund or the Target Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the parties; provided, however, that following the meeting of the shareholders of the Target Fund called by the Leader Funds Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Destination Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Leader Funds Trust
315 W. Mill Plain Blvd.

Suite 204

Vancouver, Washington 98660

Attn: President

With a copy to:

Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, Kansas 66211

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Target Fund or the corporate property of the Destination Fund, as the case may be, as provided in Declarations of Trust of the Leader Funds Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the property of such party.

[the remainder of the page is intentionally left blank]

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

LEADER FUNDS TRUST,

on behalf of its series

Leader High Quality Low Duration Bond Fund

By:____________________________________

John E. Lekas

President and Treasurer

LEADER FUNDS TRUST,

on behalf of its series

Leader Total Return Fund

By:____________________________________

John E. Lekas

President and Treasurer

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APPENDIX B

ADDITIONAL INFORMATION REGARDING THE Destination Fund

HOW TO PURCHASE SHARES

The Fund offers two classes of shares: Institutional Class and Investor Class. The main difference between the share classes are the minimum investment and ongoing fees. Investor Class shares pay an annual fee of up to 0.50% for distribution expenses pursuant to a plan under Rule 12b-1, and Institutional Class shares do not pay such fees. Each share class may not be available for purchase in all states.

Investor Class Shares: Investor Class shares of the Fund are sold at NAV without an initial sales charge. Investor Class shares pay up to 0.50% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of an Investor Class shareholder’s investment and may cost more than other types of sales charges.

Institutional Shares: Institutional Class shares are sold without any initial sales charge to the following:

1)	Accounts for which the Advisor or any of its affiliates act as fiduciary, agent, investment Advisor or custodian and clients of the Advisor’s affiliates.
2)	Institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with a minimum initial investment of $10,000 that have received authorization from the Advisor.
3)	Advisory clients of a registered investment advisor with a fee-based asset management account.
4)	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Advisor.

For these purposes, “immediate family” is defined to include a person’s spouse, parents and children. The initial investment minimum may be waived for persons affiliated with the Advisor and its affiliated entities.

All share classes may not be available for purchase in every state.

Voluntary Conversion: Shareholders may be able to convert shares into Institutional Class shares of a Fund, which have a lower expense ratio, provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Advisor or the Distributor for this purpose. In such instances, Investor Class shares may be converted under certain circumstances. Not all share classes are available through all financial intermediaries. If shares of the Fund are converted to a different share class of the Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, a shareholder may receive fewer shares than originally owned, depending on that day’s NAVs.

Minimum and Additional Investment Amounts: For Institutional Class shares, the minimum initial investment amount for an account is $100,000. There is no minimum for subsequent investments. For Investor Class shares, the minimum initial investment amount for all accounts is $2,500 and the minimum subsequent investment is $100. The minimum initial investment for each share class may be waived for clients of the Fund’s Advisor and accounts related to such Advisor clients. Lower minimum initial and additional investments may also be applicable if the shares are purchased through a financial intermediary or retirement account. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

Purchasing Shares: You may purchase shares of the Fund by sending a completed application form to the following address:

via Regular Mail:	or Overnight Mail:
Leader Total Return Fund	Leader Total Return Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
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P.O. Box 541150 Omaha, Nebraska 68154	4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Fund, please call the Fund at (800) 711-9164 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund using electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $25 on specified days of each month into your established Fund account for the Fund. Please contact the Fund at (800) 711-9164 for more information about the Fund’s Automatic Investment Plan.

When Order is Processed: All shares will be purchased at the NAV per share next determined after the Funds or their designated financial intermediaries receive your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

• the name of the Fund and share class;

• the dollar amount of shares to be purchased;

• a completed purchase application or investment stub; and

• check payable to the “Leader Total Return Fund”.

Retirement Plans: You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at (800) 711-9164 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the Fund. The Fund will not accept payment in cash,

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including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail:	or Overnight Mail:
Leader Total Return Fund	Leader Total Return Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150 Omaha, Nebraska 68154	4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call (800) 711-9164. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone. You may redeem shares telephonically up to $100,000.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions, and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual account, IRA or other qualified plan account has a current account value of at least $10,000 for Investor Class shares or $3 million for Institutional Class shares, you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account. Please contact the Fund at (800) 711-9164 for more information about the Fund’s Automatic Withdrawal Plan.

Redemptions in Kind: Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling Fund assets.

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In addition to paying redemption proceeds in cash, shareholders may request a redemption in-kind (redeeming shares for securities rather than cash). Redemptions in-kind will be made if the Advisor deems it advisable for the benefit of all shareholders or the request does not disadvantage any other shareholders. A redemption in-kind must comply with the Fund’s policies and procedures and will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemptions in-kind are subject to federal income tax in the same manner as redemptions paid in cash.

Under normal market conditions, redemption in-kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within seven days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or where updated price quotations are available. Certain securities may be valued using estimated prices from one of the Fund’s approved pricing agents.

Shareholders that request a redemption in kind should be aware that they will bear the market risks associated with maintaining or selling the securities that are redeemed in-kind. In addition, when the shareholder sells these securities, it may pay taxes and brokerage charges associated with the sale.

Finally, the Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. The securities will be valued using the same procedures as used in calculating the Fund’s NAV. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

• The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•    the request must identify your account number;

•        the request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•        if you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Exchanging Shares: Shares of the Fund may be exchanged without payment of any exchange fee for shares of the other Fund of the same class at their respective net asset values.

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An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.

Regarding redemptions and exchanges made by telephone, the Fund’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Fund and the Transfer Agent also will not be liable for any losses if they follow instruction by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Limitations on Exchanges. The Fund believes that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Fund and its shareholders. Therefore, the Fund will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers”. Market timers are investors who repeatedly make exchanges within a short period of time. The Fund reserves the right to suspend, limit or terminate the exchange privilege of an investor who uses the exchange privilege more than six times during any twelve-month period, or in the Fund’s opinion, engages in excessive trading that would be disadvantageous to the Fund or its shareholders. In those emergency circumstances, wherein the SEC authorizes funds to do so, the Fund reserves the right to change or temporarily suspend the exchange privilege.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

• you request a redemption to be made payable to a person not on record with the Fund,

• you request that a redemption be mailed to an address other than that on record with the Fund,

• the proceeds of a requested redemption exceed $100,000,

• any redemption is transmitted by federal wire transfer to a bank other than the bank of record, or

• your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in the Fund falls below $2,500 for Investor Class shares or $100,000 for Institutional Class shares, the Fund may notify you that, unless the account is brought up to the applicable minimum within 60 days of the notice, your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below the applicable minimum due to a decline in NAV.

It may take up to 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, and proceeds from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

• Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy”;

• reject or limit specific purchase requests; and

• reject purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you will generally realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute all or substantially all of its net investment income monthly and net capital gains annually. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable

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to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, will generally result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the tax basis (generally the cost) of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption, or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on each Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Possible Tax Law Changes. At the time that this prospectus is being prepared, the coronavirus and COVID-19 are affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares.

DISTRIBUTION OF SHARES

Distributor: Ceros Financial Services, Inc., (the “Distributor”) located at 1445 Research Boulevard, Suite 530, Rockville, MD 20850, serves as distributor of the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

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Distribution (12b-1) and Shareholder Servicing Fees: The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Investor Class shares (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of 0.50% of Fund’s average daily net assets attributable to Investor Class shares.

The Fund’s Distributor and other entities are paid pursuant to the Plan, for distribution and shareholder servicing provided and the expenses borne by the Distributor and others in the distribution of Investor Class shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you had your shares for a substantial period, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The Fund’s Distributor, its affiliates, and the Fund’s Advisor and its affiliates may each, at its own expense and out of its own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Advisor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the Advisor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding: To reduce expenses, only one copy of the prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (800) 711-9164 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

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APPENDIX C

FINANCIAL HIGHLIGHTS OF THE FUNDS

The following financial highlights are intended to help you understand the financial performance of each Fund for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of a Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the Target Fund and Destination Fund for the periods presented (except for the period ended November 30, 2020) have been audited by BBD, LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Target Fund’s and Destination Fund’s financial statements, are included in the Target Fund’s and Destination Fund’s May 31, 2020 annual shareholder report and are incorporated herein by reference. The information for the six month period ended November 30, 2020 is derived from the Target Fund’s and Destination Fund’s unaudited financial statements which are included in the Target Fund’s and Destination Fund’s November 30, 2020 semi-annual shareholder report and is incorporated herein by reference.

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Target Fund Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended						Period Ended
	November 30,		Year Ended May 31,				May 31,
	2020		2020	2019	2018		2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.05		$10.06	$10.04	$10.02		$10.00
From investment operations:
Net investment income (loss) (2)	(0.02)		0.18	0.24	0.23		0.06
Net realized and unrealized gain (loss) on investments	0.21		(1.00)	0.02	0.02	(3)	0.01
Total from investment operations	0.19		(0.82)	0.26	0.25		0.07
Less distributions from:
Net investment income	(0.01)		(0.18)	(0.24)	(0.23)		(0.05)
Net realized gains	—		(0.01)	—	—		—
Total distributions	(0.01)		(0.19)	(0.24)	(0.23)		(0.05)
Net asset value, end of year/period	$9.23		$9.05	$10.06	$10.04		$10.02
Total return (4)	2.05	% (5)	(8.29)%	2.64%	2.55	% (6)	0.68	% (5,6)
Net assets, end of year/period (000s)	$23,139		$32,191	$28,704	$13,622		$1,857
Ratio of total expenses to average net assets before waiver/reimbursed	1.93	% (7)	1.51%	1.34%	1.84%		8.56	% (7)
Ratio of net expenses to average net assets	1.59	% (7)	1.24%	1.12%	1.03%		1.03	% (7)
Ratio of net investment income to average net assets	(0.47	)% (7)	1.81%	2.40%	2.32%		1.54	% (7)
Portfolio Turnover Rate	884.53	% (5)	334.30%	248.18%	128.78%		43.77	% (5)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the share transactions for the year.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized.

D-2

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended						Period Ended
	November 31,		Year Ended May 31,				May 31,
	2020		2020	2019	2018		2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.06		$10.07	$10.04	$10.03		$10.00
From investment operations:
Net investment income (loss) (2)	(0.00	) (3)	0.23	0.27	0.27		0.08
Net realized and unrealized gain (loss) on investments	0.20		(1.01)	0.04	0.01	(4)	0.01
Total from investment operations	0.20		(0.78)	0.31	0.28		0.09
Less distributions from:
Net investment income	(0.01)		(0.22)	(0.28)	(0.27)		(0.06)
Net realized gains	—		(0.01)	—	—		—
Total distributions	(0.01)		(0.23)	(0.28)	(0.27)		(0.06)
Net asset value, end of year/period	$9.25		$9.06	$10.07	$10.04		$10.03
Total return (5)	2.23	% (6)	(7.86)%	3.12%	2.84	% (7)	0.94	% (6,7)
Net assets, end of year/period (000s)	$29,384		$83,300	$161,041	$55,680		$2,163
Ratio of total expenses to average net assets before waiver/reimbursed	1.53	% (8)	1.11%	0.95%	1.42%		11.08	% (8)
Ratio of net expenses to average net assets	1.18	% (8)	0.84%	0.74%	0.65%		0.65	% (8)
Ratio of net investment income to average net assets	(0.05	)% (8)	2.29%	2.72%	2.71%		2.01	% (8)
Portfolio Turnover Rate	884.53	% (6)	334.30%	248.18%	128.78%		43.77	% (6)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Less than $0.01 per share.

(4)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not with aggregate gains and losses inreconcile the Statement of Operations due to the share transactions for the year.

(5)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting the returns based upon the net asset values purposes and may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

D-3

Destination Fund Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2020	2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$9.21		$10.07	$9.71		$9.60		$9.35	$10.74
From investment operations:
Net investment income (1)	0.02		0.30	0.23		0.28	(7)	0.27	0.40
Net realized and unrealized gain (loss) on investments	1.22		(0.88)	0.37		0.11	(2,7)	0.24	(1.37)
Total from investment operations	1.24		(0.58)	0.60		0.39		0.51	(0.97)
Less distributions from:
Net investment income	(0.06)		(0.25)	(0.24)		(0.28)		(0.22)	(0.28)
Return of capital	—		(0.03)	—		—		(0.04)	(0.14)
Total distributions	(0.06)		(0.28)	(0.24)		(0.28)		(0.26)	(0.42)
Net asset value, end of year/period	$10.39		$9.21	$10.07		$9.71		$9.60	$9.35
Total return (3)	13.54	% (9)	(5.85)%	6.33	% (6)	4.08	% (6)	5.57%	(9.04)%
Net assets, end of year/period (000s)	$3,202		$4,527	$10,955		$8,091		$14,209	$20,087
Ratio of net expenses to average net assets including dividend and interest expense (4)	4.47	% (8)	2.82%	2.42%		2.28%		1.81%	1.54%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	4.47	% (8)	2.82%	2.42%		2.20%		1.77%	1.54%
Ratio of net investment income to average net assets (4,5)	0.48	% (8)	3.04%	2.28%		2.93	% (7)	2.88%	4.00%
Portfolio Turnover Rate	341.98	% (9)	612.23%	397.79%		535.81%		175.53%	208.59%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Annualized.

(9)	Not annualized.

D-4

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2020		2020	2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of year/period	$9.17		$10.04	$9.67		$9.56		$9.30	$10.69
From investment operations:
Net investment income (1)	0.05		0.35	0.26		0.31	(7)	0.33	0.48
Net realized and unrealized gain (loss) on investments	1.21		(0.89)	0.39		0.12	(2,7)	0.24	(1.40)
Total from investment operations	1.26		(0.54)	0.65		0.43		0.57	(0.92)
Less distributions from:
Net investment income	(0.08)		(0.30)	(0.28)		(0.32)		(0.26)	(0.31)
Return of capital	—		(0.03)	—		—		(0.05)	(0.16)
Total distributions	(0.08)		(0.33)	(0.28)		(0.32)		(0.31)	(0.47)
Net asset value, end of year/period	$10.35		$9.17	$10.04		$9.67		$9.56	$9.30
Total return (3)	13.85	% (9)	(5.48)%	6.84	% (6)	4.56	% (6)	6.22%	(8.64)%
Net assets, end of year/period (000s)	$5,951		$7,170	$14,162		$8,831		$22,291	$42,043
Ratio of net expenses to average net assets including dividend and interest expense (4)	3.97	% (8)	2.32%	1.88%		1.78%		1.31%	1.04%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	3.97	% (8)	2.32%	1.88%		1.70%		1.27%	1.04%
Ratio of net investment income to average net assets (4,5)	0.94	% (8)	3.57%	2.62%		3.22	% (7)	3.47%	4.80%
Portfolio Turnover Rate	341.98	% (9)	612.23%	397.79%		535.81%		175.53%	208.59%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. The fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Annualized.

(9)	Not annualized.

D-5

APPENDIX D – BENEFICIAL OWNERSHIP

Target Fund

The table below sets forth the names, addresses and percentage ownership of those shareholders known by the Trust to own beneficially 5% or more of the outstanding shares of the Target Fund as of February 3, 2021. As of February 3, 2021, the Trustees and Officers of the Trust did not own shares of the Target Fund.

Name and Address of Principal Holder	Shares	Percentage Owned of Record
Institutional Class
Pershing LLC PO Box 2052 Jersey City, NJ 07303	829,866.86	30.63%
LPL Financial 4707 Executive Drive San Diego, CA 92121	725,866.835	26.79%
Charles Schwab & Co. Attn: Mutual Fund Ops 211 Main Street San Francisco, CA 94105	335,063.123	12.37%
Charles Schwab & Co. Special Custody Account FBO Our Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104	160,061.971	5.91%
Investor Shares
Pershing LLC PO Box 2052 Jersey City, NJ 07303	704,598.441	32.76%

Any shareholder who holds beneficially more than 25% of the Target Fund may be deemed to control the Target Fund until such time as the shareholder holds beneficially 25% or less of the outstanding common shares of the Target Fund. Any shareholder controlling the Target Fund may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Target Fund without the consent or approval of other shareholders.

Destination Fund

The table below sets forth the names, addresses and percentage ownership of those shareholders known by the Trust to own beneficially 5% or more of the outstanding shares of the Destination Fund as of February 3, 2021. As of February 3, 2021, the Trustees and Officers of the Trust did not own shares of the Destination Fund.

D-6

Name and Address of Principal Holder	Shares	Percentage Owned of Record
Institutional Shares
LPL Financial 4707 Executive Drive San Diego, CA 92122	168,271.049	27.78%
JP Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245	109,505.631	18.08%
Charles Schwab & Co. Special Custody Account FBO Our Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104	94,545.979	15.61%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	77,561.437	12.81%

Any shareholder who holds beneficially more than 25% of the Destination Fund may be deemed to control the Destination Fund until such time as the shareholder holds beneficially 25% or less of the outstanding common shares of the Destination Fund. Any shareholder controlling the Destination Fund may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Destination Fund without the consent or approval of other shareholders.

D-7

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

Leader Funds Trust

Statement of Additional Information

February __, 2021

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of Beneficial Interest of:

Leader High Quality Low Duration Bond Fund

INSTITUTIONAL SHARES (Ticker: LFIFX)

INVESTOR SHARES (Ticker: LFVFX)

(a series of Leader Funds Trust)

315 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660

(800) 711-9164

Leader Total Return Fund INSTITUTIONAL SHARES (Ticker: LCTIX) INVESTOR SHARES (Ticker: LCTRX) (a series of Leader Funds Trust) 315 W. Mill Plain Blvd. Suite 204 Vancouver, WA 98660 (800) 711-9164

This Statement of Additional Information of Leader Funds Trust (“SAI”) is available to the shareholders of Leader High Quality Low Duration Bond Fund (the “Target Fund”), a series of Leader Funds Trust, in connection with a proposed transaction whereby all of the assets and liabilities of the Target Fund will be transferred to the Leader Total Return Fund (the “Destination Fund”), together with the Target Fund, the “Funds,” each a “Fund”), a series of Leader Funds Trust, in exchange for shares of the Destination Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying pro forma financial statements; and (iii) the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Target Fund and the Destination Fund dated October 1, 2020, as filed via supplement on October 5, 2020 (File No: 333-229484) (Accession No. 0001580642-20-003646).

2.	The Unaudited Financial Statements of the Target Fund and the Destination Fund included in the Semi-Annual Report for the six months ended November 30, 2020 (File No: 811-23419) (Accession No. 0001580642-21-000486).

3.	The Financial Statements of the Target Fund and the Destination Fund included in the Annual Report for the fiscal year ended May 31, 2020 (File No: 811-23419) (Accession No. 0001580642-20-002943).

This SAI is not a prospectus. An Information Statement/Prospectus dated February __, 2021, relating to the Reorganization of the Target Fund may be obtained, without charge, by writing to Leader Funds Trust, 315 W. Mill Plain Blvd., Suite 204, Vancouver, Washington 98660 or by calling (800) 711-9164. This SAI should be read in conjunction with the Information Statement/Prospectus.

2

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all the assets and liabilities of Target Fund will be transferred to Destination Fund, in exchange for shares of Destination Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of November 30, 2020. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

Leader High Quality Low Duration Fund/Leader Total Return Fund
PRO-FORMA STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2020

	Leader High Quality Low Duration Bond Fund	Leader Total Return Fund	Adjustments	Pro Forma
Assets
Investments, at cost	$ 45,521,851	$ 11,722,004		$ 57,243,855
Investments, at value	46,077,909	11,382,369		57,460,278
Receivable for securities sold	6,788,302	-		6,788,302
Dividends and interest receivable	48,893	92,404		141,297
Receivable for Fund shares sold	100,000	-		100,000
Prepaid expenses and other assets	17,922	38,954		56,876
Total Assets	53,033,026	11,513,727		64,546,753

Liabilities
Payable for investments purchased	-	1,440,469		1,440,469
Payable for Fund shares redeemed	430,107	500		430,607
Payable to related parties	29,742	16,577		46,319
Investment advisory fees payable	32,112	6,043		38,155
Distribution (12b-1) fees payable	7,439	1,768		9,207
Accrued expenses and other liabilities	10,093	14,992		25,085
Total Liabilities	509,493	1,480,349		1,989,842
NET ASSETS	$ 52,523,533	$ 10,033,378		$ 62,556,911

Net Assets Consist of:
Paid in capital	$ 69,785,038	$ 43,663,763		$ 113,448,801
Accumulated earnings (losses)	(17,261,505)	(33,630,385)		(50,891,890)
NET ASSETS	$ 52,523,533	$ 10,033,378		$ 62,556,911

Net Asset Value Per Share:
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 23,139,043	$ 3,202,486	880,040	$ 27,221,569
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	2,506,881	308,369	(194,071)	2,621,179
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 9.23	$ 10.39		$ 10.39
Institutional Class Shares:
Net Assets	$ 29,384,490	$ 5,950,852		$ 35,335,342
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)	3,178,056	574,740	(340,069)	3,412,727
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 9.25	$ 10.35		$ 10.35
Class A Shares:
Net Assets		$ 596,488	(596,488)
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)		57,533	(57,533)
Net asset value (Net Assets ÷ Shares Outstanding), and
redemption price per share		$ 10.37
Offering price per share
(net asset value plus maximum sales charge of 1.50%)		$ 10.53
Class C Shares:
Net Assets		$ 283,552	(283,552)
Shares of beneficial interest outstanding
($0 par value, unlimited shares authorized)		27,208	(27,208)
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (1)		$ 10.42
(b)	On investments of $25,000 or more, the offering price is reduced.

Leader High Quality Low Duration Fund/Leader Total Return Fund
PRO-FORMA STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended November 30, 2020

	(A)	(B)	Leader Total Return Fund (Combined)
	Leader High Quality Low Duration Bond Fund	Leader Total Return Fund	(A + B) Grand Total	Pro-Forma Adjustments	Total after Adjustments
INVESTMENT INCOME
Interest	$ 518,121	$ 189,209	$ 707,330	$ -	$ 707,330
Dividends	-	65,363	65,363	-	65,363
TOTAL INVESTMENT INCOME:	518,121	254,572	772,693	-	772,693

Expenses
Investment advisory fees	300,961	38,671	339,632	45,014	384,646
Distribution (12b-1) fees:			-		-
Investor Class	54,609	8,859	63,468	(13,106)	50,361.84
Class A	-	1,433	1,433	(1,433)	-
Class C	-	1,707	1,707	(1,707)	-
Legal fees	14,845	34,575	49,420	(21,420)	28,000
Audit Fees	10,820	8,756	19,576	(13,076)	6,500
Registration fees	35,086	34,049	69,135	(35,086)	34,049
Transfer agent fees	41,524	28,014	69,538	(50,776)	18,762
Trustees' fees and expenses	23,879	9,559	33,438	-	33,438
Administrative services fees	55,407	13,319	68,726	-	68,726
Printing expenses	35,704	4,932	40,636	-	40,636
Accounting services fees	16,924	13,481	30,405	(16,655)	13,750
Third party administrative servicing fees	110,554	7,728	118,282	(22,862)	95,420
Chief compliance officer fees	22,315	8,541	30,856	(8,541)	22,315
Insurance expense	33,064	2,109	35,173	-	35,173
Custody	2,923	41	2,964	(41)	2,923
Other expenses	4,241	1,447	5,688	(4,888)	800
TOTAL EXPENSES	762,856	217,221	980,077	(144,577)	835,500

Less: Expenses waived by Adviser	(161,134)	-	(161,134)	161,134	-
Net Operating Expenses	601,722	217,221	818,943	16,557	835,500
Net Investment Income	(83,601)	37,351	(46,250)	16,557	(29,693)

Realized and Unrealized
Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) from:
Investments	(1,603,770)	(464,929)	(2,068,699)		(2,068,699)
	(1,603,770)	(464,929)	(2,068,699)	-	(2,068,699)
Net change in unrealized appreciation (depreciation) on:
Investments	3,898,116	1,766,317	5,664,433		5,664,433
	3,898,116	1,766,317	5,664,433	-	5,664,433

Net Realized and Unrealized Gain	2,294,346	1,301,388	3,595,734	-	3,595,734

Net Increase in Net Assets Resulting
From Operations	$ 2,210,745	$ 1,338,739	$ 3,549,484	$ 16,557	$ 3,566,041

Please see the accompanying Notes to Pro-Forma Financial Statements

Lader High Quality Low Duration Fund/Leader Total Return Fund
PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Leader High Quality Low Duration Principal Amount ($)	Leader Total Return Principal Amount ($)	Total Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Leader High Quality Low Duration Value ($)	Leader Total Return Value ($)	Total Value ($)
			ASSET BACKED SECURITIES - 6.0%
500,000	-	500,000	Carlyle Global Market Strategies CLO 2013-2A CR Ltd. (a,b)	3 Month LIBOR + 1.65%	1.8677	1/18/2029	481,482	-	481,482
800,000	-	800,000	Madison Park Funding XI Ltd. 2013-11A CR (a,b)	3 Month LIBOR + 2.20%	2.4091	7/23/2029	788,790	-	788,790
2,500,000	-	2,500,000	Madison Park Funding XIII Ltd. 2014-13A CR (a,b)	3 Month LIBOR + 1.90%	2.1178	4/19/2030	2,445,080	-	2,445,080
			TOTAL ASSET BACKED SECURITIES (Cost - 3,778,212)				3,715,352		3,715,352

			CORPORATE BONDS - 11.4%
			BANKING - 0.9%
-	500,000	500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	-	550,480	550,480

			DIVERSIFIED INDUSTRIALS - 1.4%
-	1,000,000	1,000,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	-	891,764	891,764

			LEISURE FACILITIES & SERVICES - 0.8%
-	500,000	500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)		5.5000	3/1/2025	-	510,938	510,938

			OIL & GAS PRODUCERS - 3.2%
-	600,000	600,000	Antero Resources Corp.		5.1250	12/1/2022	-	567,900	567,900
-	500,000	500,000	Antero Resources Corp.		5.6250	6/1/2023	-	448,125	448,125
-	500,000	500,000	Range Resources Corp.		4.8750	5/15/2025	-	465,212	465,212
-	500,000	500,000	Southwestern Energy Co.		7.5000	4/1/2026	-	521,600	521,600
							-	2,002,837	2,002,837
			RETAIL - DISCRETIONARY - 3.8%
2,000,000	-	2,000,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)		10.5000	5/15/2025	2,343,410	-	2,343,410

			SPECIALTY FINANCE - 0.5%
-	300,000	300,000	Starwood Property Trust, Inc.		4.7500	3/15/2025	-	308,902	308,902

			TRANSPORTATION & LOGISTICS - 0.8%
-	500,000	500,000	Delta Air Lines. Inc.		3.7500	10/28/2029	-	468,400	468,400

			TOTAL CORPORATE BONDS (Cost - $6,665,718)				2,343,410	4,733,321	7,076,731

			CONVERTIBLE BOND - 13.6%
			AUTOMOTIVE - 1.1%
75,000	-	75,000	Tesla, Inc.		2.0000	5/15/2024	686,438	-	686,438

			E-COMMERCE DISCRETIONARY - 0.9%
200,000	-	200,000	Etsy, Inc.				390,079	-	390,079
200,000	-	200,000	Wayfair, Inc. (b)				195,717	-	195,717
							585,796	-	585,796
			INTERNET MEDIA & SERVICES - 0.7%
200,000	-	200,000	Snap, Inc.		0.7500	8/1/2026	412,255	-	412,255

			MEDICAL EQUIPMENT & DEVICES - 0.3%
200,000	-	200,000	Illumina, Inc. *		0.0000	8/15/2023	215,236	-	215,236

			RETAIL - DISCRETIONARY - 0.4%
200,000	-	200,000	Burlington Stores, Inc. (b)		2.2500	4/15/2025	248,203	-	248,203

			SEMICONDUCTORS - 0.6%
200,000	-	200,000	Microchip Technology, Inc.		1.6250	2/15/2027	392,500	-	392,500

			SOFTWARE - 4.4%
200,000	-	200,000	Coupa Software, Inc. (b)		0.3750	6/15/2026	265,569	-	265,569
200,000	-	200,000	Okta, Inc. (b)		0.3750	6/15/2026	249,264	-	249,264
200,000	-	200,000	Datadog, Inc. (b)		0.1250	6/15/2025	262,500	-	262,500
200,000	-	200,000	MongoDB, Inc. (b)		0.2500	1/15/2026	304,547	-	304,547
200,000	-	200,000	Palo Alto Networks, Inc. (b)		0.3750	6/1/2025	234,701	-	234,701
200,000	-	200,000	Splunk, Inc.		0.5000	9/15/2023	296,025	-	296,025
200,000	-	200,000	Twilio, Inc.		0.2500	6/1/2023	902,260	-	902,260
200,000	-	200,000	Zscaler, Inc. (b)		0.1250	7/1/2025	253,395	-	253,395
							2,768,261	-	2,768,261
			TECHNOLOGY SERVICES - 0.6%
200,000	-	200,000	Square, Inc. (b)		0.1250	3/1/2025	369,957	-	369,957

			TELECOMMUNICATIONS - 2.9%
1,300,000	450,000	1,750,000	8x8, Inc.		0.5000	2/1/2024	1,340,996	464,191	1,805,187

			TOBACCO & CANNABIS - 0.7%
-	600,000	600,000	Aurora Cannabis, Inc.		5.5000	2/28/2024	-	433,500	433,500

			SOFTWARE - 1.0%
-	100,000	100,000	Splunk, Inc.		0.1250	6/15/2025	-	148,012	148,012
-	100000	100,000	Twilio, Inc.				-	451,130	451,130
							-	599,142	599,142

			TOTAL CONVERTIBLE BONDS (Cost - $8,058,185)				7,019,642	1,496,833	8,516,475

			U.S. TREASURY BONDS - 1.6%
-	1,000,000	1,000,000	United States Treasury Bond (Cost - $1,012,969)		1.6250	11/15/2050	-	1,013,125	1,013,125

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2020

Leader High Quality Low Duration Shares ($)	Leader Total Return Shares ($)	Total Shares ($)					Leader High Quality Low Duration Value ($)	Leader Total Return Value ($)	Total Value ($)
			PARTNERSHIP SHARES - 1.6%
			OIL & GAS PRODUCERS - 1.6%
100,000	-	100,000	Shell Midstream Partners LP (Cost - $1,109,000)				1,026,000	-	1,026,000

			PREFERRED STOCK - 1.1%		Dividend Rate (%)
			ELECTRICAL EQUIPMENT - 0.4%
-	250	250	Fortive Corp.		5.0000	7/1/2021	-	253,438	253,438

			SPECIALTY FINANCE - 0.7%
-	20,000	20,000	AGNC Investment Corp. (a)	3 Month LIBOR + 4.70%	6.1250	Perpetual	-	446,000	446,000

			TOTAL PREFERRED STOCK (Cost - $742,329)				-	699,438	699,438

			EXCHANGE TRADED FUND - 1.2%
-	30,000	30,000	Alerian MLP ETF (Cost - $1,213,985)				-	749,700	749,700

			SHORT-TERM INVESTMENT - 55.4%
			MONEY MARKET FUND - 55.4%
31,973,505	2,689,952	34,663,457	Federated Treasury Obligations Fund - Institutional Class 0.01% (a) (Cost - $34,663,457)				31,973,505	2,689,952	34,663,457

			TOTAL INVESTMENTS - 91.9% (Cost - $57,243,855)				$ 46,077,909	$ 11,382,369	$ 57,460,278
			LIABILITIES LESS OTHER ASSETS- 8.1%				6,445,624	(1,348,991)	5,096,633
			NET ASSETS - 100.0%				$ 52,523,533	$ 10,033,378	$ 62,556,911

			CLO - Collateralized Loan Obligation
			H15T10Y - US Treasury Yield Curve T-Note Constant Maturity 10 Year
			LIBOR - London Interbank Offer Rate
			Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates
		(a)	Variable rate security; the rate shown represents the rate at November 30, 2020.
		(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from
			registration to qualified institutional buyers. On November 30, 2020, these securities amounted to $8,953,553 or 14.3 % of net assets.

3

Leader High Quality Low Duration Fund and Leader Total Return Fund

NOTES TO COMBINED PRO FORMA STATEMENTS (Unaudited)

November 30, 2020

(1)	Description of Funds

The Leader Total Return Fund (“Total Return”) and the Leader High Quality Low Duration Bond Fund (“High Quality Bond”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on March 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of High Quality Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. Total Return and High Quality Bond commenced operations on July 30, 2010 and December 30, 2016, respectively.

(2)

Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the High Quality Bond Fund by the Total Return Fund as if such acquisition had taken place as of November 30, 2020. These statements have been derived from the books and records utilized in calculating daily net asset values at November 30, 2020.

On the pro forma Statement of Operations, certain combined expenses have been adjusted to reflect anticipated contractual changes and estimated effects of combined operations.

Under the terms of the Agreement and Plan of Reorganization (the “Agreement”), the combination of the High Quality Bond Fund and the Total Return Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The reorganization involves the transfer of substantially all of the assets and known liabilities of the High Quality Bond to the Total Return Fund in exchange for shares of the Total Return Fund, and the pro-rata distribution of such shares of the Total Return Fund to the shareholders of the High Quality Bond Fund, as provided by the Agreement. The Total Return Fund was determined to be the accounting survivor in the reorganization primarily because the investment adviser and portfolio manager to the High Quality Bond Fund will continue serving the Combined Fund; the investment objective, policies and restrictions of the Total Return Fund are expected to remain the same; the expense structure of the Total Return Fund is expected to remain in place; the Total Return’s investment advisory fee will remain in place; and the portfolio of the Total Return Fund is not expected to change significantly as part of the Reorganization.

The Adviser is the investment adviser to the Total Return Fund. The Adviser, and specifically the Total Return Fund’s portfolio manager, will continue to advise the Total Return Fund. Following the acquisition, the Total Return Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities held in the High Quality Bond Fund will be carried forward to the Total Return Fund and the results of operations for pre-combination periods of the Total Return Fund will not be restated.

The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the High Quality Bond Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Total Return Fund and the High Quality Bond Fund included in their semi-annual reports dated November 30, 2020

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the High Quality Bond Fund by the Total Return Fund had taken place as of November 30, 2020.

4

Leader High Quality Low Duration Fund and Leader Total Return Fund

NOTES TO COMBINED PRO FORMA STATEMENTS (Unaudited)

November 30, 2020

(3) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

(a)	Security Valuation

 Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange.  Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.  Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

5

Leader High Quality Low Duration Fund and Leader Total Return Fund

NOTES TO COMBINED PRO FORMA STATEMENTS (Unaudited)

November 30, 2020

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020 to value the Total Return Fund’s pro forma combined assets and liabilities.

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$ -	$ 3,715,352	$ -	$ 3,715,352
Corporate Bonds	-	7,076,731	-	7,076,731
Convertible Bond	-	8,516,475	-	8,516,475
U.S. Treasury Bonds	-	1,013,125	-	1,013,125
Partnership Shares	1,026,000	-	-	1,026,000
Preferred Stock	699,438	-	-	699,438
Exchange Traded Fund	749,700	-	-	749,700
Short - Term Investment	34,663,457	-	-	34,663,457
Total Investments	$ 37,138,595	$ 20,321,683	$ -	$ 57,460,278

* Refer to the Portfolios of Investments for industry classification.

There were no Level 3 securities held during the year.

(4) Beneficial Shares

Shares of Total Return Pre-Combination November 30, 2020	Addition Shares Issued in Reorganization*	Total Outstanding Shares Post-Combination November 31, 2020
967,850	5,066,056	6,033,906

*Includes the exchange of 96 shares of Total Return Class C and 97 shares of Total Return Class A into the Total Return Investor class

(5) Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to

6

Leader High Quality Low Duration Fund and Leader Total Return Fund

NOTES TO COMBINED PRO FORMA STATEMENTS (Unaudited)

November 30, 2020

distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

At May 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Total Return Fund	19,532,168	12,996,318	32,528,486
High Quality Bond Fund	-	23,784	23,784

(6) Merger Costs

The Funds are paying the merger costs incurred in connection with the reorganization.

PART C: OTHER INFORMATION

Item 15. INDEMNIFICATION

Article 8 of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 8.4 Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify to the fullest extent permitted by law (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, former Trustees, officers, employees and agents (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person’s heirs, executors, administrators or personal representative, referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether brought in the right of the Trust or otherwise, whether civil, criminal or administrative in nature, before any court or administrative or legislative body, including any appeal therefrom, in which such Covered Person may be or may have been involved as a party, potential party, non-party witness or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion. In making such a determination, the Board of Trustees of the Trust shall act in conformity with then applicable law and administrative interpretations, and shall afford a Trustee requesting indemnification who is not an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, a rebuttable presumption that such Trustee did not engage in disabling conduct while acting in his capacity as a Trustee. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. The rights to indemnification set forth in this Declaration of Trust for Covered Persons shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives.

Pursuant to the Underwriting Agreement, Distributor agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Underwriting Agreement, which has been filed as an exhibit to the Registration Statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy.

Item 16. EXHIBITS

(1)	Declaration of Trust. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on May 13, 2019.
(2)	Bylaws. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on May 13, 2019.
(3)	None.
(4)	Agreement and Plan of Reorganization of the Funds is attached as Appendix A to the Combined Information Statement and Prospectus and incorporated herein by reference.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to Declaration of Trust and Bylaws.
(6)	Investment Advisory Agreement. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2019.
(7)	Underwriting Agreement. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2019.
(8)	None.
(9)	Custody Agreement. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2019.
(10)(a)	Investor Class Distribution Plan under Rule 12b-1. To be filed by amendment.

(11)	Opinion and Consent of Counsel. Filed herewith.
(12)	Form of Opinion of Counsel as to tax matters. To be filed by amendment.
(13)(a)	Fund Services Agreement. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2019.
(13)(b)	Expense Limitation Agreement. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2019.
(13)(c)	Consulting Agreement with Northern Lights Compliance Services, LLC. Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2019.
(14)	Consent of Independent Registered Public Accounting Firm. Filed herewith.
(15)	Not applicable.
(16)	Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on April 24, 2019.
(17)	None.

UNDERTAKINGS

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Vancouver, and State of Washington, on February 8, 2021.

Leader Funds Trust

By:	/s/John E. Lekas
John E. Lekas, President and Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/John E. Lekas	February 8, 2021
John E. Lekas, Trustee, President, and Treasurer (Principal Executive Officer and Principal Financial Officer)	Date

*	February 8, 2021
Andrew Rogers, Independent Trustee	Date

*	February 8, 2021
Martin Kehoe, Independent Trustee	Date

*	February 8, 2021
Raymond A. Davis, Independent Trustee	Date

/s/John E. Lekas	February 8, 2021
John E. Lekas, Attorney in Fact*	Date

* Powers of Attorney previously filed on April 24, 2019 in the Registrant's Post-Effective Amendment No. 1 and hereby incorporated by reference.

INDEX TO EXHIBITS

(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Registered Public Accounting Firm